Derivatives (Embedded Derivatives) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	$ 570	$ 507
Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	526	731
Ceded Guaranteed Minimum Benefit [Member] | Premiums, reinsurance and other receivables
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	712	657
Direct Guaranteed Minimum Benefit [Member] | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	(284)	(548)
Assumed Guaranteed Minimum Benefit [Member] | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	126	72
Funds withheld on ceded reinsurance [Member] | Other liabilities
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	687	1,200
Other [Member] | Policyholder account balances [Member]
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Liability	(3)	7
Options embedded in debt or equity securities [Member] | Investments
Embedded Derivative, Fair Value of Embedded Derivative, Net [Abstract]
Embedded Derivative, Fair Value of Embedded Derivative Asset	$ (142)	$ (150)